INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Line Items]
Corporate income tax rate	23.00%	23.00%	23.00%
Income tax expense for US tax purpose		$ 15,000
Minimum [Member]
Income Tax Disclosure [Line Items]
Corporate income tax rate	22.00%		21.00%
Maximum [Member]
Income Tax Disclosure [Line Items]
Corporate income tax rate			35.00%
Domestic Country [Member]
Income Tax Disclosure [Line Items]
Operating loss carry-forwards	$ 248,203
Capital loss carry-forwards	5
Foreign Country [Member]
Income Tax Disclosure [Line Items]
Operating loss carry-forwards	208,146
Capital loss carry-forwards	$ 5